Other Expenses, By Nature (Tables)	12 Months Ended
Dec. 31, 2023
OTHER EXPENSES, BY NATURE
Summary of Other Miscellaneous Operating Expenses

Other miscellaneous operating expense for the years ended December 31, 2023, 2022, and 2021 are as follows:

	For the years ended December 31,
	2023	2022	2021
Other Expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(89,383,102)	(83,023,012)	(74,650,311)
Write-off of property, plant and equipment (1)	—	(52,799,997)	—
Repairs and maintenance	(50,960,014)	(50,001,947)	(43,670,583)
Insurance premiums	(22,189,722)	(24,551,805)	(23,487,377)
Environmental expenses	(4,385,912)	(10,091,657)	(7,998,327)
Administrative expenses	(9,205,282)	(9,895,827)	(9,072,602)
Taxes and charges	(5,450,817)	(6,773,397)	(6,316,351)
Leases and rental costs	(5,459,314)	(5,436,911)	(3,790,971)
Marketing, public relations and advertising	(3,018,208)	(2,991,329)	(1,971,879)
Travel expenses	(2,887,832)	(3,197,752)	(1,220,870)
Indemnities and fines	(113,298)	(354,539)	(76,693)
Other supplies and services	(19,490,364)	(19,916,674)	(17,294,861)
Total	(212,543,865)	(269,034,847)	(189,550,825)

(1)See explanation in Note 16.c.v.